Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Oct. 05, 2022
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2022